Income Tax Expense - Schedule of Tax Rate (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current tax expense
Current period	$ 315,503	$ 233,225
Reconciliation of effective tax rate
Income/ (loss) before income tax	6,360,424	(3,623,730)
Tax calculated at domestic tax rate applicable to respective profits (2023: 16.5%)
Lower domestic tax rate applicable to respective profits (2023: 8.25%)	1,049,454	(597,915)
Effect of tax rates in foreign jurisdiction	(21,429)	(21,068)
Effect of non-taxable income	(1,041,985)	(5,484)
Effect of non-deductible expense	26,003
Utilisation of tax loss	(131,075)
Tax effect of tax loss not recognized	434,535	857,692
Income tax expense	$ 315,503	$ 233,225